Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2021	$(4,657)
2022	(4,657)
2023	(8,134)
2024	(10,126)
2025	(4,657)
2026 and thereafter	(2,053)
Total	$(34,284)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2019	December 31, 2020
Hires collected in advance	$5,286	$7,236
Charter revenue resulting from varying charter rates	13,034	34,284
Total	$18,320	$41,520
Less current portion	(10,387)	(11,893)
Non-current portion	$7,933	$29,627